PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 74.3% of Net Assets
Non-Convertible Bonds – 67.6%
	ABS Other – 0.2%
$1,184,027	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$944,853
497,036	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	248,567
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
627,871	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(d)(f)	618,970

		1,812,390

	Aerospace & Defense – 2.7%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,898,741
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	171,500
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,402,897
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	786,825
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	776,150
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,284,645
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,303,916
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,484,515

		21,109,189

	Airlines – 3.3%
453,306	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	467,993
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,139,585
3,131,403	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	3,153,117
1,168,562	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,163,977
721,951	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	750,027
212,699	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	217,938
8,618,070	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	9,085,165
1,810,144	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,889,193
107,768	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	109,943

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$127,525	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$130,928
571,591	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	607,144
1,315,243	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,381,005
919,462	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	921,485
865,673	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	976,142
625,783	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	689,675
347,541	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	351,051
1,542,629	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,666,550
62,991	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	64,082

		25,765,000

	Automotive – 5.4%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,260,475
1,315,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	1,173,637
690,000	Ford Motor Co., 4.346%, 12/08/2026	695,764
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,637,010
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,679,149
165,000	Ford Motor Co., 6.625%, 2/15/2028	184,884
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,779,235
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	5,860,282
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,921,614
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,735,435
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,265,287
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,245,037
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,073,202
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,873,500
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	401,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	$490,538

		42,276,299

	Banking – 8.0%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,514,680
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,828,371
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,468,469
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	378,671
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,800,949
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(g)	1,081,880
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,266,839
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	204,217
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,114,150
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	1,995,241
7,680,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	7,485,275
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	865,767
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,217,465
300,000	Morgan Stanley, 4.350%, 9/08/2026	321,698
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,271,772
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,726,741
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,079,193
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,090,975
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.650%(g)(h)	2,185,000
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,226,096

		63,123,449

	Brokerage – 1.5%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	196,434
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,454,190

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	$3,292,438
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,043,966
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,705,403

		11,692,431

	Building Materials – 0.3%
213,000	Masco Corp., 6.500%, 8/15/2032	251,354
182,000	Masco Corp., 7.125%, 3/15/2020	187,229
380,000	Masco Corp., 7.750%, 8/01/2029	477,322
260,000	Owens Corning, 4.400%, 1/30/2048	220,565
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,409,613

		2,546,083

	Cable Satellite – 2.0%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,703,167
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	679,879
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,331,994
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	6,082,544
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	350,402
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,733,100
2,760,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,807,500

		15,688,586

	Chemicals – 1.6%
2,745,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	2,724,412
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(c)(i)	903,900
905,000	Hexion, Inc., 9.200%, 3/15/2021(c)(i)	156,113
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(c)(i)	1,275,637
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,868,970
620,000	Methanex Corp., 5.250%, 3/01/2022	645,918

		12,574,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 0.2%
$965,000	Toro Co. (The), 6.625%, 5/01/2037(d)(f)	$1,185,314
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	402,900

		1,588,214

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	927,300

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	45,398
165,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(g)	159,136

		204,534

	Electric – 3.0%
1,711,228	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,918,985
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,129,064
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,341,671
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,950,886
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,998,364
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,506,114
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	127,185
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,295,183

		23,267,452

	Finance Companies – 4.5%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,833,357
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,234,618
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.347%, 1/15/2067, 144A(a)(b)(d)(h)	151,512
2,815,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,861,236
1,400,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,385,659
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,732,923
1,170,000	iStar, Inc., 4.625%, 9/15/2020	1,180,238

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$4,668,000		Navient Corp., 5.500%, 1/25/2023	$4,796,370
3,903,000		Navient Corp., 5.875%, 10/25/2024	3,946,909
31,725	(††)	Navient Corp., 6.000%, 12/15/2043	650,283
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	6,047,500
5,185,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	4,316,513
1,720,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,711,400
910,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	938,438
2,595,000		Springleaf Finance Corp., 6.875%, 3/15/2025	2,841,473

			35,628,429

		Financial Other – 0.3%
2,450,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	2,486,750

		Food & Beverage – 0.3%
2,445,000		Constellation Brands, Inc., 4.750%, 11/15/2024	2,690,978

		Government Owned—No Guarantee – 0.4%
1,715,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	2,098,693
965,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	933,155

			3,031,848

		Healthcare – 3.8%
4,960,000		HCA, Inc., 5.875%, 5/01/2023	5,393,405
2,932,000		HCA, Inc., 7.050%, 12/01/2027	3,313,160
1,475,000		HCA, Inc., 7.500%, 12/15/2023	1,652,000
1,440,000		HCA, Inc., 7.500%, 11/06/2033	1,656,000
900,000		HCA, Inc., 7.690%, 6/15/2025	1,057,500
2,220,000		HCA, Inc., 8.360%, 4/15/2024	2,564,100
2,930,000		HCA, Inc., MTN, 7.580%, 9/15/2025	3,369,500
430,000		HCA, Inc., MTN, 7.750%, 7/15/2036	490,200
1,425,000		Tenet Healthcare Corp., 4.375%, 10/01/2021	1,448,156

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	$2,281,481
1,155,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,160,775
4,005,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	4,020,019
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,566,438

		29,972,734

	Home Construction – 1.1%
27,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	26,325
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	244,995
835,000	KB Home, 8.000%, 3/15/2020	862,305
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	4,018,000
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,220,075
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,483

		8,387,183

	Independent Energy – 3.7%
1,898,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,009,318
101,000	Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash, 12/15/2023(a)(b)(c)(d)(j)	66,660
644,000	California Resources Corp., 5.500%, 9/15/2021	462,984
86,000	California Resources Corp., 6.000%, 11/15/2024	49,880
6,075,000	California Resources Corp., 8.000%, 12/15/2022, 144A	4,579,031
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,934,225
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	314,063
3,125,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	2,753,906
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,932,995
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	682,943
32,000	Continental Resources, Inc., 5.000%, 9/15/2022	32,263
160,000	Halcon Resources Corp., 6.750%, 2/15/2025(d)(f)	48,000
1,105,000	Montage Resources Corp., 8.875%, 7/15/2023	930,962

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	$6,584,443
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	332,062
315,000	SM Energy Co., 5.000%, 1/15/2024	289,013
1,510,000	SM Energy Co., 5.625%, 6/01/2025	1,374,100
536,000	SM Energy Co., 6.625%, 1/15/2027	495,800
1,200,000	SM Energy Co., 6.750%, 9/15/2026	1,125,000
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	1,023,750
265,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	171,588
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	987,350
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	279,406

		29,459,742

	Life Insurance – 2.1%
160,000	American International Group, Inc., 4.125%, 2/15/2024	169,544
130,000	American International Group, Inc., 4.875%, 6/01/2022	139,367
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(g)	4,192,544
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	236,763
560,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	467,900
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,731,189
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,178,000
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,767,275
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,471,985

		16,354,567

	Media Entertainment – 0.3%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	887,289
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,292,187

		2,179,476

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 2.1%
$2,602,232	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(b)(i)(j)	$—
6,630,000	ArcelorMittal, 6.750%, 3/01/2041	7,728,216
3,300,000	ArcelorMittal, 7.000%, 10/15/2039	3,915,668
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,512,375
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	190,500
785,000	United States Steel Corp., 6.250%, 3/15/2026	698,650
1,535,000	United States Steel Corp., 6.650%, 6/01/2037	1,289,400

		16,334,809

	Midstream – 3.1%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	603,750
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,586,164
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,704,138
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,940,000
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,344,041
250,000	Kinder Morgan, Inc., GMTN, 7.800%, 8/01/2031	336,216
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	3,435,300
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,635,425
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	120,650
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	136,055
1,280,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(g)	1,155,814
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	9,186,592

		24,184,145

	Oil Field Services – 1.1%
93,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(b)(c)(d)	81,840
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	207,675
5,377,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,545,547

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$400,000	Transocean, Inc., 5.800%, 10/15/2022	$393,000
3,095,000	Transocean, Inc., 6.800%, 3/15/2038	2,321,250
160,000	Transocean, Inc., 7.500%, 4/15/2031	136,000

		8,685,312

	Packaging – 1.5%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,936,625

	Paper – 1.7%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,666,444
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,777,227
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	468,125
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,395,044

		13,306,840

	Property & Casualty Insurance – 0.8%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.857%, 1/15/2033, 144A(e)(h)	1,138,963
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,549,383
1,325,000	Radian Group, Inc., 4.500%, 10/01/2024	1,357,184

		6,045,530

	REITs - Single Tenant – 0.0%
275,000	Realty Income Corp., 5.750%, 1/15/2021	286,888

	Retailers – 0.5%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,131,825
2,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,764
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(d)(f)	206,180
2,590,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	2,578,060

		3,917,829

	Supermarkets – 0.2%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025(d)(f)	695,382

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supermarkets – continued
$760,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024(d)(f)	$787,550

			1,482,932

		Technology – 0.5%
2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,321,404
521,100		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	612,887
1,265,000		Seagate HDD Cayman, 4.875%, 6/01/2027	1,269,395

			4,203,686

		Transportation Services – 0.3%
2,500,000		APL Ltd., 8.000%, 1/15/2024(d)(f)	2,100,000

		Treasuries – 7.8%
13,195,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	9,971,392
8,305,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,341,366
107,395,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	953,684
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,168,592
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,053,072
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,093,922
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,509,594
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	831,075
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,451,982
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,253,658
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,792,872
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,404,583
14,300,000		U.S. Treasury Bond, 3.000%, 8/15/2048	15,683,078

			61,508,870

		Wireless – 0.9%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,532,535
2,627,000		Sprint Capital Corp., 6.875%, 11/15/2028	2,700,031

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$300,000	Sprint Capital Corp., 8.750%, 3/15/2032	$347,250
285,000	Sprint Corp., 7.125%, 6/15/2024	302,185

		6,882,001

	Wirelines – 2.3%
1,345,000	AT&T, Inc., 4.500%, 3/09/2048	1,375,147
1,475,000	AT&T, Inc., 4.550%, 3/09/2049	1,505,534
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	191,420
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	723,368
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, 144A, (CAD)	205,236
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	708,900
685,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	604,513
1,145,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	973,250
2,585,000	Level 3 Parent LLC, 5.750%, 12/01/2022	2,607,619
1,015,000	Qwest Corp., 7.250%, 9/15/2025	1,130,084
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,825,800
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,047,875
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	718,234
450,000	Telefonica Emisiones S.A., 4.570%, 4/27/2023	486,623
300,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	428,414
1,000,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,515,182
800,000	Telefonica Emisiones S.A., EMTN, 5.445%, 10/08/2029, (GBP)	1,285,166
662,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(i)	458,435
985,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(i)	714,125

		18,504,925

	Total Non-Convertible Bonds (Identified Cost $530,417,132)	532,147,976

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 6.0%
	Cable Satellite – 2.1%
$13,430,000	DISH Network Corp., 2.375%, 3/15/2024	$12,406,169
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,932,485

		16,338,654

	Finance Companies – 0.2%
1,530,000	iStar, Inc., 3.125%, 9/15/2022	1,569,938

	Independent Energy – 0.8%
4,235,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,380,286
1,610,000	SM Energy Co., 1.500%, 7/01/2021	1,481,439
1,620,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,567,350

		6,429,075

	Leisure – 0.3%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,726,556

	Media Entertainment – 0.1%
287,503	Liberty Interactive LLC, 3.500%, 1/15/2031	487,386

	Pharmaceuticals – 0.1%
400,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	415,250
125,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	140,156

		555,406

	Technology – 2.4%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,684,261
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	462,232
1,280,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,198,874
1,590,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,559,599
9,434,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,437,268
1,705,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	1,531,142

		18,873,376

	Total Convertible Bonds (Identified Cost $46,946,287)	46,980,391

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.7%
	Michigan – 0.2%
$1,505,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$1,508,100

	Virginia – 0.5%
4,120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	3,886,561

	Total Municipals (Identified Cost $5,607,672)	5,394,661

	Total Bonds and Notes (Identified Cost $582,971,091)	584,523,028

Senior Loans – 0.1%
	Media Entertainment – 0.1%
990,006	iHeartCommunications, Inc., Exit Term Loan, 5/01/2026(k)	990,936

	Total Senior Loans (Identified Cost $1,325,318)	990,936

Shares
Common Stocks – 8.2%
	Automobiles – 0.4%
341,305	Ford Motor Co.	3,491,550

	Diversified Telecommunication Services – 3.6%
836,745	AT&T, Inc.	28,039,325

	Electronic Equipment, Instruments & Components – 1.4%
338,543	Corning, Inc.	11,249,784

	Media – 0.1%
97,654	Clear Channel Outdoor Holdings, Inc.(e)	460,927
2,479	Dex Media, Inc.(c)(e)	20,657
4,700	iHeartMedia, Inc., Class A(e)	70,735

		552,319

	Oil, Gas & Consumable Fuels – 0.1%
37,303	Bellatrix Exploration Ltd.(a)(b)(c)(d)(e)	4,558
54,259	Chesapeake Energy Corp.(e)	105,805
11,108	Paragon Offshore Ltd., Litigation Units, Class A(c)(e)	3,888
16,662	Paragon Offshore Ltd., Litigation Units, Class B(a)(b)(c)(e)	333,240

		447,491

	Pharmaceuticals – 2.6%
457,279	Bristol-Myers Squibb Co.	20,737,603

	Total Common Stocks (Identified Cost $55,745,590)	64,518,072

Shares	Description	Value (†)
Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.7%
	Banking – 0.5%
2,844	Bank of America Corp., Series L, 7.250%	$3,901,968

	Independent Energy – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	542,821
14,180	Chesapeake Energy Corp., 5.000%	577,835
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	312,211

		1,432,867

	Midstream – 0.6%
96,065	El Paso Energy Capital Trust I, 4.750%	5,091,445

	REITs—Diversified – 0.4%
58,187	iStar, Inc., Series J, 4.500%	3,004,564

	Total Convertible Preferred Stocks (Identified Cost $11,419,662)	13,430,844

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,343)	472,978

	Total Preferred Stocks (Identified Cost $11,666,005)	13,903,822

Warrants – 0.1%
35,319	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $857,522)	520,955

Principal Amount (‡)
Short-Term Investments – 12.9%
8,752,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(l)	8,633,983
23,769,707	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $23,772,678 on 7/01/2019 collateralized by $23,160,000 U.S. Treasury Note, 2.625% due 6/30/2023 valued at $24,249,956 including accrued interest(m)	23,769,707
20,000,000	U.S. Treasury Bills, 2.222%, 9/12/2019(l)	19,916,354
5,000,000	U.S. Treasury Bills, 2.350%, 11/14/2019(l)	4,961,184
30,750,000	U.S. Treasury Bills, 2.360%-2.445%, 8/29/2019(l)(n)	30,644,169
13,995,000	U.S. Treasury Bills, 2.372%-2.437%, 8/15/2019(l)(n)	13,958,394
	Total Short-Term Investments (Identified Cost $101,813,766)	101,883,791
	Total Investments – 97.4% (Identified Cost $754,379,292)	766,340,604
	Other assets less liabilities – 2.6%	20,467,784
	Net Assets – 100.0%	$786,808,388

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,641,396	0.7%	$1,831,230	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $1,831,230 or 0.2% of net assets.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.

(c)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	6/04/2019	$66,660	$66,660	Less than 0.1%
Bellatrix Exploration Ltd., 8.500%	6/04/2019	91,140	81,840	Less than 0.1%
Bellatrix Exploration Ltd.	6/04/2019	46,880	4,558	Less than 0.1%
Dex Media, Inc.	8/12/2016	12,076	20,657	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	1,118,027	944,853	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	497,036	248,567	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	1,445,707	—	—
Hexion, Inc., 7.875%	4/12/1995	4,588,553	903,900	0.1%
Hexion, Inc., 9.200%	10/05/2000	681,575	156,113	Less than 0.1%
Hexion, Inc./Hexion Nova Scotia Finance ULC	2/14/2013	7,160,513	1,275,637	0.2%
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	73,304	3,888	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,466,032	333,240	Less than 0.1%

(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $5,641,396 or 0.7% of net assets.
(g)	Perpetual bond with no specified maturity date.
(h)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $123,587,191 or 15.7% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$618,970	$1,193,420	(a)(b)	$1,812,390
Finance Companies	650,283	34,826,634	151,512	(c)	35,628,429
Independent Energy	—	29,393,082	66,660	(c)	29,459,742
Metals & Mining	—	16,334,809	—	(b)	16,334,809
Oil Field Services	—	8,603,472	81,840	(c)	8,685,312
All Other Non-Convertible Bonds*	—	440,227,294	—		440,227,294

Total Non-Convertible Bonds	650,283	530,004,261	1,493,432		532,147,976

Convertible Bonds*	—	46,980,391	—		46,980,391
Municipals*	—	5,394,661	—		5,394,661

Total Bonds and Notes	650,283	582,379,313	1,493,432		584,523,028

Senior Loans*	—	990,936	—		990,936

Common Stocks
Media	531,662	20,657	—		552,319
Oil, Gas & Consumable Fuels	105,805	3,888	337,798	(c)	447,491
All Other Common Stocks*	63,518,262	—	—		63,518,262

Total Common Stocks	64,155,729	24,545	337,798		64,518,072

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	542,821	890,046	—		1,432,867
REITs - Diversified	—	3,004,564	—		3,004,564
All Other Convertible Preferred Stocks*	8,993,413	—	—		8,993,413

Total Convertible Preferred Stocks	9,536,234	3,894,610	—		13,430,844

Non-Convertible Preferred Stocks*	—	472,978	—		472,978

Total Preferred Stocks	9,536,234	4,367,588	—		13,903,822

Warrants	—	520,955	—		520,955
Short-Term Investments	—	101,883,791	—		101,883,791

Total	$74,342,246	$690,167,128	$1,831,230		$766,340,604

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($248,567) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($944,853).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,081,487	(a)	$—	$—	$71,097	$56,374	$(15,538)	$—	$—	$1,193,420	(a)	$74,331
Finance Companies	—		101	—	(1,589)	—	—	153,000	—	151,512		(1,589)
Independent Energy			330		(330)	66,660				66,660		(330)
Metals & Mining	1,301		16,790	—	(18,091)	—	—	—	—	—		—
Oil Field Services			27		(9,327)	91,140				81,840		(9,327)
Common Stocks
Oil, Gas & Consumable Fuels	—		—	1	(354,735)	46,880	(1)	645,653	—	337,798		(354,735)

Total	$1,082,788		$17,248	$1	$(312,975)	$261,054	$(15,539)	$798,653	$—	$1,831,230		$(291,650)

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $153,000 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $645,653 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2019 (Unaudited)

Banking	8.5%
Treasuries	7.8
Automotive	5.4
Independent Energy	4.7
Finance Companies	4.7
Cable Satellite	4.1
Healthcare	3.8
Midstream	3.7
Diversified Telecommunication Services	3.6
Airlines	3.3
Electric	3.1
Technology	2.9
Pharmaceuticals	2.7
Aerospace & Defense	2.7
Wirelines	2.3
Life Insurance	2.1
Metals & Mining	2.1
Other Investments, less than 2% each	17.0
Short-Term Investments	12.9

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%